Statements of Cash Flows - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ 42,735,000	$ 27,845,000	$ 25,121,000	$ 15,510,000		$ 137,046,000	$ 56,671,000	$ 88,866,251	$ (3,467,821)
Increase (decrease) in cash attributable to changes in operating assets and liabilities:
Prepaid expenses						(4,028,000)
Accrued expenses						2,811,000	1,800,000	1,402,522	116,027
Net cash provided by operating activities						179,662,000	91,900,000	131,716,157	14,085,104
Cash Flows from Investing Activities
Net cash used in investing activities						(150,655,000)	(124,786,000)	(194,014,204)	(80,867,912)
Cash Flows from Financing Activities:
Net cash provided by financing activities						(29,916,000)	44,074,000	66,979,854	66,446,652
Net increase/(decrease) in cash						(909,000)	11,188,000	4,681,807	(336,156)
Cash at beginning of period		7,319,365		2,637,558		7,319,365	2,637,558	2,637,558	2,973,714
Cash at end of period	6,410,000		13,826,000		$ 2,637,558	6,410,000	13,826,000	7,319,365	2,637,558
CIK 0001816261 Executive Network Partnering Corp [Member]
Cash Flows from Operating Activities:
Net income (loss)	887,109	3,322,933	1,074,586	1,621,543	2,308,250	(9,792,186)	1,274,117	1,472,331
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of derivative warrant liabilities	211,605		(1,482,770)		(2,835,950)	2,635,765	(2,421,945)	(3,794,220)
General and administrative expenses paid by related party under note payable					29,287
Offering costs associated with derivative warrant liabilities					182,130			0
Interest income from investments held in Trust Account	(1,775,512)		(1,134)		(11,571)	(2,276,405)	(30,970)	(41,407)
Increase (decrease) in cash attributable to changes in operating assets and liabilities:
Prepaid expenses					(440,771)	206,980	150,417	233,791
Accounts payable					80,044	57,351	157,199	(11,309)
Accrued expenses					22,000	7,598,748	(94,681)	846,135
Franchise tax payable					104,159	(106,214)	86,359	70,444
Net cash provided by operating activities					(562,422)	(1,108,394)	(879,504)	(1,224,235)
Cash Flows from Investing Activities
Cash deposited in Trust Account					(414,000,000)	(414,000,000.0)		(414,000,000.0)
Net cash used in investing activities					(414,000,000)
Cash Flows from Financing Activities:
Proceeds received from initial public offering, gross					414,000,000
Proceeds received from private placement					6,140,000
Proceeds from convertible note - related party						1,118,481	180,000	430,000
Repayment of note payable to related party					(171,450)
Offering costs paid					(4,518,031)
Net cash provided by financing activities					415,450,519	1,118,481	180,000	430,000
Net increase/(decrease) in cash					888,097	10,087	(699,504)	(794,235)
Cash at beginning of period		$ 93,862		$ 888,097		93,862	888,097	888,097
Cash at end of period	$ 103,949		$ 188,593		888,097	$ 103,949	$ 188,593	$ 93,862	$ 888,097
Supplemental disclosure of noncash activities:
Offering costs included in accrued expenses					85,000
Offering costs paid through note payable					142,163
CIK 0001816261 Executive Network Partnering Corp [Member] | Common Class B [Member]
Supplemental disclosure of noncash activities:
Offering costs paid in exchange for issuance of common stock to Sponsor					18,750
CIK 0001816261 Executive Network Partnering Corp [Member] | Common Stock Class F [Member]
Supplemental disclosure of noncash activities:
Offering costs paid in exchange for issuance of common stock to Sponsor					$ 6,250